Long-Term Debt (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-term debt
Carrying Value	$ 11,615,427,000	$ 7,221,871,000
Fair Value	12,783,027,000	7,807,121,000
Capital lease obligations	248,304,000	270,893,000
Total long-term debt and capital lease obligations (including current portion)	11,863,731,000	7,492,764,000
7 % Senior Notes due 2013
Long-term debt
Carrying Value	500,000,000	500,000,000
Fair Value	521,875,000	535,000,000
Interest rate (as a percent)	7.00%
Principal balance reclassified to Current portion of long-term debt and capital lease obligations	500,000,000
6 5/8% Senior Notes due 2014
Long-term debt
Carrying Value	1,000,000,000	1,000,000,000
Fair Value	1,078,500,000	1,060,000,000
Interest rate (as a percent)	6.625%
7 3/4% Senior Notes due 2015
Long-term debt
Carrying Value	750,000,000	750,000,000
Fair Value	844,725,000	817,500,000
Interest rate (as a percent)	7.75%
7 1/8% Senior Notes due 2016
Long-term debt
Carrying Value	1,500,000,000	1,500,000,000
Fair Value	1,683,750,000	1,593,750,000
Interest rate (as a percent)	7.125%
4 5/8% Senior Notes due 2017
Long-term debt
Carrying Value	900,000,000
Fair Value	940,500,000
Interest rate (as a percent)	4.625%
7 7/8% Senior Notes due 2019
Long-term debt
Carrying Value	1,400,000,000	1,400,000,000
Fair Value	1,669,500,000	1,589,000,000
Interest rate (as a percent)	7.875%
6 3/4% Senior Notes due 2021
Long-term debt
Carrying Value	2,000,000,000	2,000,000,000
Fair Value	2,280,000,000	2,140,000,000
Interest rate (as a percent)	6.75%
5 7/8% Senior Notes due 2022
Long-term debt
Carrying Value	2,000,000,000
Fair Value	2,150,000,000
Interest rate (as a percent)	5.875%
5% Senior Notes due 2023
Long-term debt
Carrying Value	1,500,000,000
Fair Value	1,548,750,000
Interest rate (as a percent)	5.00%
Mortgages and other notes payable
Long-term debt
Carrying Value	65,427,000	71,871,000
Fair Value	$ 65,427,000	$ 71,871,000